OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Options And Warrants
OPTIONS AND WARRANTS

NOTE 6 - OPTIONS AND WARRANTS

The Company has adopted FASB ASC 718, “Share-Based Payments” (“ASC 718”) to account for its stock options. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and our experience. Compensation expense is recognized only for those options expect to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations. No stock options or warrants were Issued or outstanding during 2010 or 2011.